Putnam Investments
One Post Office Square
Boston, MA 02109
September 2, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333- 515) (811-07513) (the “Trust”), on behalf of Putnam Multi-Cap Core
Fund (the “Fund”) Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A
(the “Amendment”)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 30, 2010.

     Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

Very truly yours,

PUTNAM MULTI-CAP CORE FUND

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: Jonathan D. Van Duran